Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 72,843	$ 78,848	$ 5,299	$ 7,594	$ 9,031	$ 7,990
Accounts receivable, net	799	756		740
Prepaid expenses and other	3,072	2,694		1,875
Deferred income tax assets, net	706	706		602
Total current assets before funds held for clients	77,420	83,004		10,811
Funds held for clients	432,225	417,261		355,905
Total current assets	509,645	500,265		366,716
Long-term prepaid expenses	303	313
Capitalized software, net	5,574	5,093		2,614
Property and equipment, net	14,038	13,125		8,586
Intangible assets, net	6,130	6,320
Goodwill	3,035	3,035
Total assets	538,725	528,151		377,916
Current liabilities:
Current portion of long-term debt				625
Accounts payable	1,520	2,133		880
Taxes payable	10	5		207
Consideration related to acquisition	600	2,985
Accrued expenses	10,777	10,744		6,794
Total current liabilities before client fund obligations	12,907	15,867		8,506
Client fund obligations	432,225	417,261		355,905
Total current liabilities	445,132	433,128		364,411
Long-term debt, net of current portion				938
Deferred rent	3,089	3,175		2,317
Deferred income tax liabilities, net	734	714		269
Total liabilities	448,955	437,017		367,935
Stockholders' equity (deficit)
Common stock, $0.001 par value, 66,667 shares authorized, 31,988 shares issued and outstanding at June 30, 2013; and 155,000 shares authorized, 49,564 shares issued and outstanding at June 30, 2014	50	50		32
Preferred stock, $0.001 par value, no shares authorized, issued and outstanding at June 30, 2013 and 5,000 authorized, no shares issued and outstanding at June 30, 2014
Additional paid-in capital	128,766	125,255		437
Accumulated deficit	(39,046)	(34,171)		(27,061)
Total stockholders' equity (deficit)	89,770	91,134		(26,592)	(27,646)	(2,254)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	538,725	528,151		377,916
Series A redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.001 par value, 18,000 authorized as of June 30, 2013 and no shares authorized as of June 30, 2014
Redeemable convertible preferred stock				9,339	9,339	9,339
Series B redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.001 par value, 18,000 authorized as of June 30, 2013 and no shares authorized as of June 30, 2014
Redeemable convertible preferred stock				$ 27,234	$ 27,234